Nature of Business	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Nature of Business
Nature of Business
Pacific Drilling S.A. and its subsidiaries (“Pacific Drilling,” the “Company,” “we,” “us” or “our”) is an international offshore drilling contractor committed to becoming the preferred provider of offshore drilling services to the oil and natural gas industry through the use of high-specification floating rigs. Our primary business is to contract our high-specification rigs, related equipment and work crews, primarily on a dayrate basis, to drill wells for our clients. As of December 31, 2014, we had a fleet of eight drillships, including one under construction at Samsung Heavy Industries (“SHI”).
Pacific Drilling S.A. was formed on March 11, 2011, as a Luxembourg company under the form of a société anonyme to act as an indirect holding company for its predecessor, Pacific Drilling Limited (our “Predecessor”), a company organized under the laws of Liberia, and its subsidiaries in connection with a corporate reorganization completed on March 30, 2011, referred to as the “Restructuring.” In connection with the Restructuring, our Predecessor was contributed to a wholly-owned subsidiary of the Company by a subsidiary of Quantum Pacific International Limited, a British Virgin Islands company and parent company of an investment holdings group (the “Quantum Pacific Group”). The Company did not engage in any business or other activities prior to the Restructuring except in connection with its formation and the Restructuring.